                                                    May 5, 2003


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

    RE:  JPF SEPARATE ACCOUNT C
         FILE NO. 333-01781

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

          (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

          (2) the text of the most recent Post-Effective Amendment was electronically filed on April 29, 2003.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                                    Sincerely,

                                                    /s/ Charlene Grant

                                                    Charlene Grant
                                                    Assistant Vice President and
                                                    Associate Counsel